Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trust Assets [line items]
Foreign exchange gain	$ 3	$ 43	$ 66
Philippines disposal	0	0	183
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Initial balance	1,122	1,031	1,692
Actual return on trust assets	75	81	30
Foreign exchange gain	4	2	(2)
Life annuities	0	8	16
Benefits paid	0	0	1
Philippines disposal	0	0	(704)
Balance at end of year	1,201	1,122	1,031
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Initial balance	127	111	109
Actual return on trust assets	10	16	2
Balance at end of year	$ 137	$ 127	$ 111